Convertible Redeemable Preferred Shares - Summary of Issuance of Convertible Redeemable Preferred Shares (Detail) ¥ in Thousands	Aug. 06, 2020 CNY (¥) shares	Jul. 29, 2020 CNY (¥) shares	Jul. 24, 2020 CNY (¥) shares	Jul. 22, 2020 CNY (¥) shares	May 26, 2020 CNY (¥) shares	May 11, 2020 CNY (¥) shares	Apr. 10, 2020 CNY (¥) shares	Dec. 02, 2019 CNY (¥) shares	Aug. 01, 2018 CNY (¥) shares	Mar. 26, 2018 CNY (¥) shares	Jan. 05, 2018 CNY (¥) shares	Nov. 27, 2017 CNY (¥) shares	Jun. 09, 2017 CNY (¥) shares	Aug. 06, 2020 $ / shares	Jul. 29, 2020 $ / shares	Jul. 24, 2020 $ / shares	Jul. 22, 2020 $ / shares	May 26, 2020 $ / shares	May 11, 2020 $ / shares	Apr. 10, 2020 $ / shares	Dec. 02, 2019 $ / shares	Aug. 01, 2018 $ / shares	Mar. 26, 2018 $ / shares	Jan. 05, 2018 $ / shares	Nov. 27, 2017 $ / shares	Jun. 09, 2017 $ / shares
Series A Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock issued during period, shares, stock splits | shares												50,540,875	27,567,750
Sale of stock, price per share | $ / shares																									$ 6.08	$ 6.08
Sale of stock, consideration received on transaction | ¥												¥ 308,000	¥ 168,000
Series A1 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock issued during period, shares, stock splits | shares											67,802,375
Sale of stock, price per share | $ / shares																								$ 6.8
Sale of stock, consideration received on transaction | ¥											¥ 460,000
Series A2 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock issued during period, shares, stock splits | shares											11,671,400
Sale of stock, price per share | $ / shares																								$ 8.56
Sale of stock, consideration received on transaction | ¥											¥ 100,000
Series B Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock issued during period, shares, stock splits | shares										160,481,700
Sale of stock, price per share | $ / shares																							$ 13.72
Sale of stock, consideration received on transaction | ¥										¥ 2,200,000
Series B1 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock issued during period, shares, stock splits | shares									133,272,750
Sale of stock, price per share | $ / shares																						$ 21.76
Sale of stock, consideration received on transaction | ¥									¥ 2,900,000
Series B2 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock issued during period, shares, stock splits | shares									38,163,575
Sale of stock, price per share | $ / shares																						$ 25.04
Sale of stock, consideration received on transaction | ¥									¥ 955,000
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock issued during period, shares, stock splits | shares	207,588,515	207,588,515	207,588,515	207,588,515	318,363	795,907	26,137,425	79,590,650
Sale of stock, price per share | $ / shares														$ 30	$ 30	$ 30	$ 30	$ 27	$ 27	$ 27	$ 26.48
Sale of stock, consideration received on transaction | ¥	¥ 6,271,720	¥ 6,271,720	¥ 6,271,720	¥ 6,271,720	¥ 8,555	¥ 21,231	¥ 693,123	¥ 2,107,860